INCOME TAX (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Income tax (benefits) at 25%	$ (202,171)	$ (35,237)	$ (177,950)	$ (57,798)
Net loss of Platinum	67,626	0	28,522	0
Increase in valuation allowance	129,533	35,237	149,428	57,798
Other	5,012
Provision for income taxes	$ 0	$ 0	$ 0	$ 0